UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULES OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21757

American Independence Funds Trust
(Exact name of registrant as specified in charter)

230 Park Avenue, Suite 534, New York, NY 10169
(Address of principal executive offices)               (Zip code)

Eric M. Rubin, President, 230 Park Avenue, Suite 534, New York, NY 10169
(Name and address of agent for service)

with a copy to:
Jon S. Rand, Esq.
Dechert LLC
1095 Avenue of the Americas
New York, NY  10036-6797

Registrant's telephone number, including area code: (212) 488-1331

Date of fiscal year end:      10/31

Date of reporting period:     07/31/13

Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments

The Schedules of Investments as of July 31, 2013 are filed herewith.

American Independence Funds	Schedule of Portfolio Investments
Stock Fund	July 31, 2013 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 80.6%
Business Services — 2.1%
Western Union Co. (The)	200,000	3,592,000

Consumer Discretionary — 11.2%
Apollo Group, Inc., Class A (a)	114,000	2,077,080
Beam, Inc.	40,000	2,599,600
Carnival Corp.	133,000	4,924,990
Cooper Tire & Rubber Co.	112,000	3,756,480
General Motors Co. (a)	100,000	3,587,000
Goodyear Tire & Rubber Co. (The) (a)	130,000	2,405,000
		19,350,150

Consumer Staples — 3.7%
CVS Caremark Corp.	29,000	1,783,210
Diageo PLC - ADR (b)	13,500	1,691,955
Imperial Tobacco Group PLC - ADR (b)	43,100	2,893,734
		6,368,899

Energy — 12.7%
Alpha Natural Resources, Inc. (a)	260,000	1,414,400
Diamond Offshore Drilling, Inc.	48,000	3,237,120
Occidental Petroleum Corp.	45,800	4,078,490
Peabody Energy Corp.	90,000	1,490,400
Royal Dutch Shell PLC, Class A - ADR (b)	70,000	4,784,500
Schlumberger Ltd. (b)	37,000	3,009,210
Valero Energy Corp.	115,000	4,113,550
		22,127,670

Financials — 18.2%
Aflac, Inc.	85,000	5,242,800
American International Group, Inc. (a)	83,000	3,777,330
Capital One Financial Corp.	40,000	2,760,800
Citigroup, Inc.	35,000	1,824,900
Fairfax Financial Holdings Ltd. (b)	10,000	3,976,100
Franklin Resources, Inc.	75,000	3,666,000
Goldman Sachs Group, Inc. (The)	10,500	1,722,315
HomeStreet, Inc.	75,000	1,627,500
ING US, Inc. (a)	70,000	2,178,400
JPMorgan Chase & Co.	32,000	1,783,360
Travelers Cos., Inc. (The)	36,000	3,007,800
		31,567,305

Health Care — 11.6%
C.R. Bard, Inc.	22,000	2,521,200
Cardinal Health, Inc.	65,000	3,255,850
Humana, Inc.	30,000	2,737,800
Mallinckrodt PLC (a) (b)	8,250	378,592
Pfizer, Inc.	105,000	3,069,150
Teva Pharmaceutical Industries, Ltd. - ADR (b)	95,000	3,771,500
Valeant Pharmaceuticals International, Inc. (a) (b)	28,500	2,667,600
WellPoint, Inc.	20,500	1,753,980
		20,155,672

Industrials — 7.3%
Chicago Bridge & Iron Co. NV (b)	50,000	2,979,000

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Stock Fund	July 31, 2013 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 80.6% (continued)
Industrials — 7.3% (continued)
D.R. Horton, Inc.	120,000	2,412,000
General Electric Co.	110,000	2,680,700
Smith & Wesson Holding Corp. (a)	87,000	1,030,080
Trinity Industries, Inc.	90,000	3,543,300
		12,645,080

Information Technology — 11.5%
Cognizant Technology Solutions Corp., Class A (a)	47,000	3,402,330
Corning, Inc.	170,000	2,582,300
International Business Machines Corp.	23,000	4,485,920
Juniper Networks, Inc. (a)	130,000	2,817,100
Microsoft Corp.	58,000	1,846,140
Motorola Solutions, Inc.	37,000	2,028,710
Oracle Corp.	88,000	2,846,800
		20,009,300

Materials — 2.3%
Arch Coal, Inc.	355,000	1,384,500
Mosaic Co. (The)	65,000	2,670,850
		4,055,350
Total Common Stocks (Cost $117,210,427)		139,871,426

Short-Term Investment — 17.3%
Money Market Fund — 17.3%
Federated Government Obligations Fund, Institutional Shares, 0.01% (c)	30,102,621	30,102,621
Total Short-Term Investments (Cost $30,102,621)		30,102,621

Total Investments (Cost $147,313,048(d)) — 97.9%		$169,974,047

Other assets in excess of liabilities —2.1%		3,667,768

NET ASSETS — 100.0%		$173,641,815

(a) Non-income producing security.

(b) Foreign security incorporated outside the United States.

(c) Represents the 7 day yield at 7/31/13.

(d) See Notes to Schedules of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
ADR — American Depositary Receipt

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Stock Fund	July 31, 2013 (Unaudited)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$139,871,426	$-	$-	$139,871,426
Short-Term Investments	30,102,621	$-	$-	30,102,621
Total Investments	$169,974,047	$-	$-	$169,974,047

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
International Alpha Strategies Fund	July 31, 2013 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 98.1%
Australia — 5.4%
Australia & New Zealand Banking Group Ltd.	10,000	267,074
Coca-Cola Amatil, Ltd.	60,000	691,914
Commonwealth Bank of Australia	16,000	1,065,566
CSL, Ltd.	10,000	592,928
Telstra Corp. Ltd.	100,000	447,815
		3,065,297

Belgium — 2.2%
Ageas	22,000	879,153
KBC Groep NV	10,000	400,345
		1,279,498

Brazil — 0.8%
Cia de Bebidas das Americas	13,000	489,528

China — 1.6%
Bank of China Ltd., Class H	1,300,000	544,782
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	400,000	378,059
		922,841

Denmark — 2.2%
Coloplast A/S, Class B	12,500	729,361
Novo Nordisk A/S, Class B	3,000	506,546
		1,235,907

Finland — 1.8%
Kone OYJ, Class B	8,000	593,812
Sampo OYJ, Class A	10,000	437,658
		1,031,470

France — 10.0%
Cap Gemini SA	6,000	327,845
Danone	10,000	788,740
Dassault Systemes SA	6,000	786,987
Eurazeo	8,000	513,132
Gecina SA	3,000	367,362
LVMH Moet Hennessy Louis Vuitton SA	3,000	544,350
Sanofi	9,000	958,080
Unibail-Rodamco SE	6,000	1,451,202
		5,737,698

Germany — 11.0%
Allianz SE	5,000	778,117
BASF SE	6,000	531,085
Bayerische Motoren Werke AG	6,000	586,297
Daimler AG	8,000	554,720
Deutsche Telekom AG	40,000	485,885
Fuchs Petrolub AG	7,500	492,713
Hannover Rueckversicherung AG	7,000	519,586
Henkel AG & Co. KGaA	6,000	497,464
Hugo Boss AG	5,000	578,808
SAP AG	8,000	587,332
Siemens AG	6,000	655,770
		6,267,777

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
International Alpha Strategies Fund	July 31, 2013 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 98.1% (continued)
Hong Kong — 1.5%
China Mobile, Ltd.	60,000	638,265
Cheung Kong Infrastructure Holdings Ltd.	30,000	207,146
		845,411
Italy — 2.6%
Enel SpA	150,000	498,738
Exor SpA	30,000	984,730
		1,483,468

Japan — 19.8%
Astellas Pharma, Inc.	7,000	373,647
Daiwa Securities Group, Inc.	50,000	424,991
East Japan Railway Co.	13,000	1,042,855
Hitachi, Ltd.	40,000	267,602
Honda Motor Co., Ltd.	20,000	738,142
Japan Retail Fund Investment Corp.	250	490,570
Mitsubishi UFJ Financial Group, Inc.	100,000	611,052
Mitsui & Co., Ltd.	40,000	534,797
Mizuho Financial Group, Inc.	470,000	970,057
Nippon Building Fund, Inc.	80	867,877
NTT DOCOMO, Inc.	400	608,002
Oriental Land Co., Ltd.	4,000	648,671
ORIX Corp.	40,000	591,734
Sojitz Corp.	200,000	339,586
Sumitomo Corp.	60,000	800,366
Sumitomo Mitsui Financial Group, Inc.	20,000	912,002
Takeda Pharmaceutical Co., Ltd.	24,000	1,067,561
		11,289,512

Malaysia — 0.9%
Malayan Banking Bhd	160,000	506,042

Netherlands — 4.1%
ASML Holding NV	7,700	691,170
Heineken NV	9,000	630,992
ING Groep NV (a)	75,000	764,839
Koninklijke Ahold NV	15,000	246,680
		2,333,681

Poland — 0.6%
Synthos SA	260,000	357,143

South Africa — 0.5%
Life Healthcare Group Holdings Ltd.	80,000	290,636

Spain — 1.5%
Ferrovial SA	50,000	849,821

Sweden — 1.7%
Swedbank AB	40,000	962,071

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
International Alpha Strategies Fund	July 31, 2013 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 98.1% (continued)
Switzerland — 8.0%
Credit Suisse Group AG	16,000	468,188
Lonza Group AG	9,000	689,625
Nestle SA	14,000	944,684
Novartis AG	5,000	358,373
Roche Holding AG	4,000	981,489
Syngenta AG	2,800	1,106,802
		4,549,161

Taiwan — 1.9%
CTBC Financial Holding Co., Ltd.	750,000	495,223
Yuanta Financial Holding Co., Ltd.	1,100,000	574,091
		1,069,314

United Kingdom — 20.0%
AstraZeneca PLC	10,000	505,609
British American Tobacco PLC	11,000	584,688
BT Group PLC	270,000	1,394,618
Bunzl PLC	20,000	427,229
Carnival PLC	27,000	1,040,949
Diageo PLC	18,000	560,521
GlaxoSmithKline PLC	27,000	689,327
InterContinental Hotels Group PLC	16,000	462,583
Next PLC	15,000	1,134,779
Persimmon PLC	30,000	562,159
Royal Dutch Shell PLC, Class A	20,000	678,593
TUI Travel PLC	170,000	985,052
Unilever PLC	23,000	930,670
Vodafone Group PLC	260,000	778,502
Wolseley PLC	14,347	684,288
		11,419,567
Total Common Stocks (Cost $51,382,988)		55,985,843

Short-Term Investment — 2.7%
Money Market Fund — 2.7%
Dreyfus Cash Management, Institutional Shares, 0.04% (b)	1,542,101	1,542,101
Total Short-Term Investments (Cost $1,542,101)		1,542,101

Total Investments (Cost $52,925,089(c)) — 100.8%		$57,527,944

Liabilities in excess of other assets — (0.8)%		(449,088)

NET ASSETS — 100.0%		$57,078,856

(a) Non-income producing security.

(b) Represents the 7 day yield at 7/31/13.

(c) See Notes to Schedules of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
International Alpha Strategies Fund	July 31, 2013 (Unaudited)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$55,985,843	$-	$-	$55,985,843
Short-Term Investments	1,542,101	-	-	1,542,101
Total Investments	$57,527,944	$-	$-	$57,527,944

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	July 31, 2013 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds — 96.4%
Allen County Public Building Commission, Facilities, Revenue Bonds,
5.05%, 12/01/31, Callable 12/01/22	1,310,000	1,325,445
5.15%, 12/01/36, Callable 12/01/22	500,000	500,330
Bel Aire Public Building Commission, Facilities, Revenue Bonds, AMBAC, 4.25%, 2/01/36, Callable 2/01/15	830,000	818,280
Blue Valley Recreation Commission, COP, AGM, 3.85%, 10/01/14	500,000	518,800
Butler County Unified School District No. 394 Rose Hill, School District, GO UT, AGM, 3.50%, 9/01/24, Pre-Refunded 9/01/14 @ 100	875,000	905,625
Butler County Unified School District No. 490 El Dorado, School District, GO UT, AGM,
5.00%, 9/01/23, Pre-Refunded 9/01/15 @100	500,000	546,650
4.05%, 9/01/27, Callable 9/01/17	630,000	651,256
Butler County Unified School District No. 490 El Dorado, School District, GO UT, FSA,
5.00%, 9/01/24, Pre-Refunded 9/01/15 @100	690,000	754,377
5.00%, 9/01/24	395,000	431,854
Chisholm Creek Utility Authority, Water, Revenue Bonds, AGM,
2.63%, 9/01/28, Callable 9/01/20	260,000	210,405
3.00%, 9/01/32, Callable 9/01/20	315,000	252,328
Chisholm Creek Utility Authority, Water, Revenue, AMBAC, 4.25%, 9/01/29, Callable 9/01/17	300,000	293,829
City of Abilene, GO UT,
4.30%, 9/01/27, Callable 9/01/20	250,000	274,578
4.60%, 9/01/30, Callable 9/01/20	810,000	882,851
City of Beloit, Facilities, Revenue Bonds, 5.00%, 4/01/32, Callable 4/01/17	500,000	487,530
City of Beloit, Power, Revenue Bonds, 4.75%, 12/01/31, Callable 12/01/18	250,000	234,055
City of Burlington, Power, Revenue Bonds, XLCA, 4.65%, 9/01/35, Callable 9/01/15 †	2,305,000	2,325,307
City of Burlington, Revenue Bonds, 2.95%, 12/01/23, Callable 4/01/23	1,000,000	914,270
City of Burlington, Utilities, Revenue Bonds, NATL-RE, 5.30%, 6/01/31, Callable 6/01/14	1,195,000	1,207,177
City of Coffeyville, Power, Revenue Bonds, 4.20%, 6/01/23, Callable 6/01/17	100,000	95,957
City of Dodge City, Facilities, Revenue Bonds, AGM, 5.25%, 6/01/31, Callable 6/01/19	825,000	877,602
City of Dodge City, GO UT, AGM, 4.25%, 9/01/29, Callable 9/01/19	835,000	852,460
City of Erie, GO UT, 4.00%, 9/01/29, Callable 9/01/17	200,000	190,846
City of Eudora, GO UT, 3.00%, 9/01/32, Callable 9/01/22	100,000	79,457
City of Fairway, GO UT,
3.75%, 9/01/25, Callable 9/01/17	250,000	260,545
4.00%, 9/01/28, Callable 9/01/17	470,000	486,422
4.00%, 9/01/29, Callable 9/01/17	390,000	401,365
City of Hays, Nursing Homes, Revenue Bonds, 4.25%, 10/01/32, Pre-Refunded 10/01/16 @100	1,000,000	1,108,610
City of Hiawatha, GO UT, 4.60%, 10/01/26, Pre-Refunded 10/01/14 @100	300,000	314,940
City of Horton, Power, Revenue Bonds, 4.15%, 10/01/21, Callable 10/01/19	540,000	562,000
City of Junction City, GO UT, AGM, 4.50%, 9/01/31, Callable 9/01/20	1,000,000	999,970
City of La Cygne, Power, Revenue Bonds, XLCA, 4.05%, 3/01/15	382,000	395,141
City of Lansing, GO UT, FSA, 4.45%, 9/01/22, Callable 9/01/17	395,000	419,755
City of Lawrence, Medical, Revenue Bonds, 5.25%, 7/01/21, Callable 7/01/16	610,000	646,502
City of Lawrence, Water, Revenue Bonds, 4.30%, 11/01/22, Callable 11/01/18	235,000	255,281
City of Leawood, GO UT, 4.20%, 9/01/23, Callable 9/01/17	565,000	600,160
City of Lenexa, GO UT, 4.00%, 9/01/25, Callable 9/01/14	480,000	488,227
City of Lindsborg, GO UT, 4.60%, 10/01/29, Callable 10/01/18	600,000	603,798
City of Maize, Water, Revenue Bonds, 5.25%, 8/01/26, Callable 8/01/16	1,000,000	1,062,100
City of Manhattan, GO UT,
4.50%, 11/01/17	400,000	453,680
3.25%, 11/01/20, Callable 11/01/19	350,000	364,658
2.13%, 11/01/26, Callable 11/01/22	455,000	361,657
4.10%, 11/01/26, Callable 11/01/18	415,000	431,040
3.10%, 11/01/28, Callable 11/01/22	145,000	122,625
City of Manhattan, Medical, Revenue Bonds, 5.00%, 11/15/29, Callable 11/15/22	615,000	625,922
City of Marion, GO UT, 3.75%, 9/01/34, Callable 9/01/22	250,000	199,830
City of McPherson KS Water System Revenue, Water, Revenue Bonds, 3.25%, 10/01/27, Callable 10/01/20	1,000,000	864,460
City of Olathe, GO UT, 3.00%, 10/01/22, Callable 10/01/21	2,070,000	2,101,464
City of Olathe, Medical, Revenue Bonds,
5.13%, 9/01/22, Callable 9/01/17	1,315,000	1,397,976
5.25%, 9/01/25, Callable 9/01/19	540,000	578,156

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	July 31, 2013 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds — 96.4% (continued)
4.00%, 9/01/28, Callable 9/01/21	250,000	230,968
5.00%, 9/01/29, Callable 9/01/17	810,000	834,300
4.00%, 9/01/30, Callable 9/01/21	450,000	402,944
5.00%, 9/01/30, Callable 9/01/19	750,000	771,712
City of Olathe, Tax Allocation, 5.45%, 9/01/22, Callable 3/01/17	660,000	447,262
City of Oswego, Series A, GO, 3.25%, 12/01/30, Callable 12/01/22	335,000	278,663
City of Oswego, Series B, Water Utility System, 3.25%, 12/01/30, Callable 12/01/22	295,000	245,390
City of Ottawa, Education, Revenue Bonds, 5.00%, 4/15/25, Callable 4/15/19	1,510,000	1,605,900
City of Overland Park, GO UT,
3.00%, 9/01/17	735,000	795,351
5.00%, 9/01/19, Callable 9/03/13	630,000	631,707
City of Park City, GO UT, 5.38%, 12/01/25, Callable 12/01/19	500,000	536,595
City of Phillipsburg, Facilities, Revenue Bonds, 4.50%, 10/01/28, Callable 10/01/20	545,000	556,679
City of Pittsburg, Tax Allocation, 4.90%, 4/01/24, Callable 4/01/16	1,100,000	720,929
City of Roeland Park, Tax Allocation, 5.38%, 8/01/19, Callable 8/01/15	500,000	496,590
City of Salina KS Water & Sewage System Revenue, Utilities, Revenue Bonds, 4.38%, 10/01/28, Callable 10/01/19	115,000	118,276
City of Salina, GO UT, 3.88%, 10/01/25, Callable 10/01/18	885,000	929,923
City of Salina, Medical, Revenue Bonds,
5.00%, 10/01/20, Callable 4/01/16	460,000	485,829
5.00%, 10/01/23, Callable 4/01/16	570,000	593,683
City of Shawnee, GO UT, 4.00%, 12/01/25, Callable 12/01/19	370,000	392,685
City of Topeka KS Combined Utility Revenue, Utilities, Revenue Bonds,
4.00%, 8/01/26, Callable 8/01/21	2,600,000	2,621,242
3.50%, 8/01/27, Callable 8/01/21	2,250,000	2,105,932
3.38%, 8/01/32, Callable 8/01/20	1,335,000	1,122,321
3.50%, 8/01/33, Callable 8/01/20	2,285,000	1,933,795
City of Topeka, GO UT,
3.50%, 8/15/30, Callable 8/15/17	225,000	194,816
4.00%, 8/15/30, Callable 8/15/15	2,000,000	1,970,820
4.50%, 8/15/30, Callable 8/15/19	450,000	450,230
City of Topeka, Utilities, Revenue Bonds, 4.50%, 8/01/33, Callable 8/01/19	650,000	651,014
City of Wamego, Pollution, Revenue Bonds, NATL-RE, 5.30%, 6/01/31, Callable 6/01/14	900,000	909,171
City of Wichita KS Water & Sewer Utility Revenue, Utilities, Revenue Bonds,
5.00%, 10/01/20	100,000	117,142
3.25%, 10/01/31, Callable 10/01/20	1,070,000	910,163
City of Wichita, GO UT,
4.00%, 6/01/23, Callable 6/01/17	405,000	429,312
4.00%, 6/01/24, Callable 6/01/16	150,000	157,112
4.00%, 6/01/24, Callable 6/01/17	180,000	189,860
4.00%, 6/01/24, Callable 6/01/20	100,000	106,113
4.00%, 6/01/25, Callable 6/01/17	820,000	857,909
4.00%, 12/01/25, Callable 12/01/20	100,000	103,594
4.00%, 6/01/26, Callable 6/01/20	475,000	488,870
2.50%, 10/01/26, Callable 10/01/21	405,000	345,165
4.00%, 12/01/26, Callable 12/01/20	165,000	169,102
4.00%, 6/01/27, Callable 6/01/20	780,000	793,322
2.50%, 10/01/27, Callable 10/01/21	1,335,000	1,104,365
4.00%, 12/01/29, Callable 12/01/20	250,000	252,123
City of Wichita, Medical, Revenue Bonds,
5.00%, 11/15/17	200,000	232,504
4.75%, 11/15/24, Pre-Refunded 11/15/19 @100	810,000	957,550
5.25%, 11/15/24, Pre-Refunded 11/15/19 @100	2,150,000	2,605,434
5.00%, 11/15/29, Pre-Refunded 11/15/21 @100	3,070,000	3,676,079
City of Wichita, Nursing Homes, Revenue Bonds, 4.00%, 4/01/27, Pre-Refunded 4/01/16 @100	680,000	740,629
City of Wichita, Utilities, Revenue Bonds,
5.00%, 10/01/25, Callable 10/01/21	1,000,000	1,122,930
5.00%, 10/01/28, Callable 10/01/21	2,650,000	2,878,827
City of Wichita, Water, Revenue Bonds, 5.00%, 10/01/39, Callable 10/01/19	1,000,000	1,029,270
City of Wichita, Water/Sewer, Revenue Bonds,
4.00%, 10/01/29, Callable 10/01/20	1,000,000	1,004,910
5.00%, 10/01/29, Callable 10/01/19	750,000	790,942
4.00%, 10/01/30, Callable 10/01/20	1,000,000	999,960

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	July 31, 2013 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds — 96.4% (continued)
City of Wichita, Water/Sewer, Revenue Bonds, AGM, 5.00%, 10/01/32, Callable 10/01/17	500,000	520,645
City of Wichita, Water/Sewer, Revenue Bonds, AMBAC, 5.13%, 10/01/29, Callable 10/01/15	780,000	837,424
City of Wichita, Water/Sewer, Revenue Bonds, NATL-RE FGIC,
5.00%, 10/01/13	800,000	805,920
5.25%, 10/01/15, Pre-Refunded 10/01/13 @100	350,000	352,723
5.00%, 10/01/16, Callable 10/01/14	500,000	524,340
Cloud County Public Building Commission, Revenue Bonds, 4.10%, 10/15/32, Callable 10/15/22	225,000	214,056
Coffeyville Community College, Higher Education, Revenue Bonds, 5.05%, 10/01/25, Pre-Refunded 10/01/15 @100	1,975,000	2,148,662
Colby Community College, Higher Education, COP, 5.00%, 8/01/31, Callable 8/01/16	250,000	247,368
Commonwealth of Puerto Rico, GO UT, AGM, 5.50%, 7/01/29	275,000	269,563
County of Cherokee, COP, NATL-RE FGIC, 5.00%, 12/01/21, Callable 12/01/15	1,170,000	1,240,726
County of Douglas, GO UT,
4.00%, 9/01/24, Callable 9/01/19	425,000	453,046
4.25%, 9/01/30, Callable 9/01/19	320,000	323,578
County of Ford, GO UT, AGM, 4.25%, 9/01/22, Callable 9/01/16	250,000	259,400
County of Franklin, COP, 4.75%, 9/01/21, Callable 9/03/13	750,000	750,840
County of Johnson, GO UT,
4.50%, 9/01/13	1,230,000	1,230,933
4.75%, 9/01/27, Callable 9/01/18	500,000	535,525
3.00%, 9/01/30, Callable 9/01/22	1,215,000	989,678
County of Neosho, Revenue Bonds, AGM,
4.00%, 10/01/18	220,000	239,307
4.00%, 10/01/19	225,000	244,674
County of Reno, GO UT, 4.00%, 9/01/23, Callable 9/01/19	175,000	183,160
County of Scott, GO UT, 5.00%, 4/01/28, Callable 4/01/20	500,000	550,710
County of Sedgwick KS / County of Shawnee, Single Family Housing, Revenue Bonds, GNMA, 6.70%, 6/01/29 †	40,000	40,580
County of Sedgwick, GO UT, 4.20%, 8/01/25, Pre-Refunded 8/01/15 @100	535,000	575,013
County of Sedgwick, Medical, Revenue Bonds,
5.00%, 8/01/25, Pre-Refunded 8/01/15 @100	500,000	544,785
5.25%, 8/01/31, Pre-Refunded 8/01/15 @100	500,000	547,255
County of Shawnee, COP,
5.00%, 9/01/22, Callable 9/01/15	1,640,000	1,711,110
5.00%, 9/01/23, Callable 9/01/15	1,840,000	1,915,624
County of Shawnee, GO UT, 3.00%, 9/01/26, Callable 9/01/19	250,000	230,723
County of Shawnee, GO UT, AGM, 5.00%, 9/01/19, Callable 9/01/15	700,000	741,090
Cowley County Unified School District No. 465 Winfield, School District, GO UT, NATL-RE,
5.25%, 10/01/15, Pre-Refunded 10/01/13 @ 100	1,260,000	1,269,803
5.25%, 10/01/15, Callable 10/01/13	50,000	50,337
Crawford County Public Building Commission, Revenue Bonds, 5.38%, 9/01/24, Callable 9/01/19	2,300,000	2,470,200
Dodge City Community College, Higher Education, Revenue Bonds, 5.13%, 4/01/30, Callable 4/01/20	250,000	253,855
Douglas County Unified School District No. 348 Baldwin City, School District, GO UT, 5.00%, 9/01/30, Callable 9/01/19	1,405,000	1,444,930
Douglas County Unified School District No. 491 Eudora, School District, GO UT, AGM,
5.00%, 9/01/26, Callable 9/01/21	725,000	777,156
5.00%, 9/01/29, Callable 9/01/18	450,000	470,039
Franklin County Rural Water District No. 6, Water, Revenue Bonds, 4.00%, 5/01/27, Callable 5/01/17	200,000	193,814
Franklin County Unified School District No. 290 Ottawa, School District, GO UT, 4.00%, 9/01/25	2,635,000	2,657,582
Geary County Unified School District No. 475, School District, GO UT, NATL-RE, 5.25%, 9/01/18, Pre-Refunded 9/01/15 @100	795,000	840,188
Harvey County Unified School District No. 373 Newton, School District, GO UT, FSA, 4.80%, 9/01/18, Callable 9/03/13	635,000	636,861
Harvey County Unified School District No. 373 Newton, School District, GO UT, NATL-RE,
5.00%, 9/01/20, Callable 9/01/18	100,000	112,193
5.00%, 9/01/22, Callable 9/01/18	1,700,000	1,858,831
Hoisington Public Building Corp., Medical, Revenue Bonds, AMBAC, 5.00%, 11/01/23, Callable 11/01/14	1,700,000	1,738,879
Hutchinson Community College & Area Vocational School, Higher Education, COP,
3.75%, 10/01/32, Callable 10/01/21	250,000	213,908
4.00%, 10/01/37, Callable 10/01/21	1,700,000	1,423,376

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	July 31, 2013 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds — 96.4% (continued)
Johnson & Miami Counties Unified School District No. 230 Spring Hills, School District, GO UT, 5.25%, 9/01/29, Callable 9/01/21	1,500,000	1,629,300
Johnson County Park & Recreation District, COP, 5.00%, 9/01/23, Callable 9/01/13	870,000	873,054
Johnson County Park & Recreation District, Facilities, COP,
4.00%, 9/01/18	610,000	666,096
4.13%, 9/01/27, Callable 9/01/19	720,000	726,300
Johnson County Public Building Commission, Facilities, Revenue Bonds,
4.00%, 9/01/19	375,000	420,645
4.00%, 9/01/20, Callable 9/01/18	325,000	355,050
4.00%, 9/01/22, Callable 9/01/19	415,000	442,145
4.50%, 9/01/22, Callable 9/01/18	100,000	109,072
4.38%, 9/01/23, Callable 9/01/18	150,000	162,203
4.00%, 9/01/24, Callable 9/01/20	500,000	527,070
4.75%, 9/01/24, Callable 9/01/18	790,000	865,879
4.88%, 9/01/25, Callable 9/01/18	200,000	218,800
4.50%, 9/01/27, Callable 9/01/21	955,000	1,002,425
Johnson County Unified School District No. 231 Gardner - Edgerton, School District, GO UT, 4.00%, 10/01/31, Callable 10/01/22	1,000,000	889,410
Johnson County Unified School District No. 231 Gardner - Edgerton, School District, GO UT, AMBAC, 5.00%, 10/01/25, Callable 10/01/16	1,070,000	1,143,595
Johnson County Unified School District No. 231 Gardner - Edgerton, School District, GO UT, NATL-RE FGIC, 5.00%, 10/01/23, Callable 10/01/14	1,080,000	1,139,411
Johnson County Unified School District No. 232 De Soto, School District, GO UT, AGM,
5.25%, 9/01/20, Callable 9/01/15	1,325,000	1,423,447
5.25%, 9/01/23, Callable 9/01/15	1,000,000	1,068,160
Johnson County Unified School District No. 232 De Soto, School District, GO UT, NATL-RE, 5.00%, 3/01/15	600,000	642,228
Johnson County Unified School District No. 232 De Soto, School District, GO UT, NATL-RE FGIC, 4.35%, 9/01/14, Pre-Refunded 9/01/13 @100	600,000	601,800
Johnson County Unified School District No. 233 Olathe, School District, GO UT, NATL-RE FGIC, 5.50%, 9/01/14	325,000	343,112
Johnson County Water District No. 1, Water, Revenue Bonds,
3.25%, 7/01/20, Callable 7/01/18	1,440,000	1,520,928
4.50%, 7/01/22, Callable 1/01/20	500,000	556,650
3.50%, 1/01/27, Callable 1/01/20	475,000	464,037
3.25%, 12/01/30, Callable 12/01/17	3,615,000	3,178,850
Kansas Development Finance Authority, Development, Revenue Bonds,
4.00%, 6/01/17	695,000	762,012
4.00%, 10/01/20	250,000	266,315
4.00%, 11/01/27, Callable 11/01/19	765,000	780,216
3.00%, 8/01/28, Callable 8/01/20	1,000,000	843,370
4.00%, 11/01/28, Callable 11/01/19	550,000	556,946
5.00%, 11/01/28, Callable 11/01/19	2,055,000	2,188,369
3.25%, 5/01/29, Callable 5/01/20	1,000,000	863,360
5.00%, 11/01/29, Callable 11/01/19	2,060,000	2,179,624
5.00%, 6/15/31, Callable 6/15/19	2,500,000	2,570,125
3.13%, 8/01/31, Callable 8/01/20	500,000	406,080
Kansas Development Finance Authority, Facilities, Revenue Bonds,
5.00%, 10/01/22, Callable 10/01/15	1,140,000	1,216,517
3.38%, 5/01/24, Callable 5/01/20	395,000	395,814
Kansas Development Finance Authority, Facilities, Revenue Bonds, AMBAC,
5.00%, 10/01/13, Callable 9/03/13	500,000	501,525
5.25%, 10/01/17, Callable 9/03/13	135,000	135,343
Kansas Development Finance Authority, Facilities, Revenue Bonds, FGIC, 5.00%, 4/01/18, Pre-Refunded 4/01/14 @101	130,000	135,366
Kansas Development Finance Authority, Facilities, Revenue Bonds, FSA,
5.13%, 11/01/25, Callable 11/01/18	100,000	110,584
5.25%, 11/01/28, Callable 11/01/18	305,000	334,612
Kansas Development Finance Authority, Facilities, Revenue Bonds, NATL-RE,
5.00%, 5/01/16, Callable 5/01/15	205,000	219,541
5.25%, 5/01/16, Callable 9/03/13	1,275,000	1,275,000
5.25%, 11/01/21, Callable 11/01/17	250,000	282,965
5.25%, 11/01/26, Callable 11/01/17	1,200,000	1,347,828

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	July 31, 2013 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds — 96.4% (continued)
Kansas Development Finance Authority, Facilities, Revenue Bonds, NATL-RE FGIC,
5.00%, 4/01/15	250,000	268,653
5.00%, 4/01/17, Callable 4/01/14 @101	595,000	619,764
5.00%, 4/01/18, Callable 4/01/14 @101	370,000	385,399
5.00%, 4/01/20, Callable 4/01/14	515,000	536,434
Kansas Development Finance Authority, Revenue Bonds,
5.00%, 7/01/31, Callable 7/01/17	2,000,000	2,099,620
4.75%, 9/01/34, Callable 9/01/19	200,000	204,008
Kansas Development Finance Authority, Higher Education, Revenue Bonds,
5.00%, 6/01/15, Callable 6/01/14	930,000	961,229
4.00%, 3/01/16	700,000	756,168
5.00%, 6/01/18, Callable 6/01/14	1,000,000	1,030,060
5.00%, 6/01/21, Callable 6/01/14	1,235,000	1,268,209
4.00%, 4/01/24, Callable 4/01/20	230,000	238,289
5.00%, 6/01/28, Callable 6/01/15	2,475,000	2,605,333
5.00%, 4/01/29, Callable 4/01/20	650,000	680,654
Kansas Development Finance Authority, Higher Education, Revenue Bonds, AMBAC,
5.25%, 8/01/19, Pre-Refunded 8/01/13 @100	145,000	145,000
5.25%, 8/01/19, Callable 8/01/13	265,000	265,000
5.00%, 5/01/21, Callable 5/01/15	2,090,000	2,219,141
5.00%, 10/01/21, Callable 9/03/13	205,000	209,541
Kansas Development Finance Authority, Higher Education, Revenue Bonds, NATL-RE, 4.25%, 4/01/27, Callable 4/01/15	200,000	207,620
Kansas Development Finance Authority, Higher Education, Revenue Bonds, XLCA, 5.00%, 2/01/26, Callable 2/01/16	2,000,000	2,173,460
Kansas Development Finance Authority, Medical, Revenue Bonds,
5.25%, 11/15/21, Callable 11/15/19	1,300,000	1,455,129
5.00%, 11/15/22, Callable 11/15/17	260,000	285,761
5.00%, 11/15/22, Callable 11/15/15	500,000	523,185
5.50%, 11/15/22, Callable 11/15/19	1,000,000	1,114,170
5.00%, 11/15/24, Callable 11/15/17	1,110,000	1,212,908
5.25%, 1/01/25, Callable 1/01/20	1,500,000	1,631,460
5.00%, 5/15/25, Callable 5/15/19	1,500,000	1,551,570
5.00%, 11/15/27, Callable 11/15/19	1,000,000	1,010,120
5.00%, 11/15/28, Callable 5/15/22	80,000	84,533
5.50%, 11/15/29, Callable 11/15/19	1,275,000	1,383,847
5.38%, 3/01/30, Callable 3/01/20	1,000,000	1,053,340
5.25%, 11/15/30, Callable 11/15/19	250,000	253,178
5.00%, 11/15/32, Callable 5/15/22	1,500,000	1,521,180
5.00%, 5/15/35, Callable 5/15/19	330,000	330,469
Kansas Development Finance Authority, Medical, Revenue Bonds, NATL-RE, 5.00%, 11/15/27, Callable 11/15/17	1,875,000	1,907,344
Kansas Development Finance Authority, Nursing Homes, Revenue Bonds, GNMA, 5.35%, 5/20/23, Callable 8/16/13	1,000,000	1,050,900
Kansas Development Finance Authority, Transportation, Revenue Bonds,
5.00%, 10/01/14	350,000	369,170
5.00%, 10/01/16	1,585,000	1,781,968
5.00%, 10/01/21, Callable 10/01/18	1,270,000	1,431,823
4.63%, 10/01/26, Callable 10/01/18	300,000	320,748
Kansas Development Finance Authority, Transportation, Revenue Bonds, NATL-RE FGIC,
5.00%, 11/01/20, Callable 11/01/16	950,000	1,058,224
5.00%, 11/01/21, Callable 11/01/16	500,000	555,950
5.00%, 11/01/22, Callable 11/01/16	200,000	222,516
5.00%, 11/01/23, Callable 11/01/16	1,250,000	1,389,875
5.00%, 11/01/25, Callable 11/01/16	1,000,000	1,111,900
4.38%, 11/01/26, Callable 11/01/16	650,000	679,412
Kansas Development Finance Authority, Water, Revenue Bonds,
5.50%, 11/01/15	200,000	221,808
3.13%, 4/01/21, Callable 4/01/17	1,500,000	1,561,875
3.25%, 4/01/23, Callable 4/01/17	1,795,000	1,930,881
4.00%, 3/01/24, Callable 3/01/19	165,000	174,360
5.00%, 11/01/24, Callable 11/01/13	1,000,000	1,011,600
4.00%, 3/01/27, Callable 3/01/19	775,000	788,159
5.00%, 11/01/28, Callable 11/01/13	100,000	101,160

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	July 31, 2013 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds — 96.4% (continued)
Kansas Independent College Finance Authority, Higher Education, Revenue Bonds, 3.95%, 10/01/21, Callable 10/01/16	500,000	490,745
Kansas Power Pool, Power, Revenue Bonds,
3.00%, 8/01/23, Callable 8/01/21	250,000	226,685
5.00%, 12/01/31, Callable 12/01/20	1,000,000	1,022,690
Kansas Power Pool, Utilities, Revenue Bonds, 5.00%, 12/01/23, Callable 12/01/22	200,000	215,102
Kansas Rural Water Finance Authority, Water, Revenue Bonds,
3.75%, 9/01/30, Callable 3/01/21	250,000	211,623
4.10%, 9/01/34, Callable 3/01/21	270,000	232,702
Kansas State Department of Transportation, Transportation, Revenue Bonds,
5.00%, 3/01/20, Pre-Refunded 3/01/14 @100	1,220,000	1,253,684
4.30%, 9/01/21, Callable 9/01/18	575,000	638,480
5.00%, 9/01/22, Callable 9/01/18	4,640,000	5,267,421
5.00%, 9/01/22	300,000	356,250
5.00%, 9/01/23, Callable 9/01/18	2,070,000	2,319,249
5.00%, 9/01/24, Callable 9/01/18	1,360,000	1,529,279
Kansas Turnpike Authority, Transportation, Revenue Bonds,
4.00%, 9/01/26, Callable 9/01/20	1,000,000	1,027,270
3.00%, 9/01/27, Callable 9/01/20	1,000,000	856,020
Kansas Turnpike Authority, Transportation, Revenue Bonds, AGM, 5.00%, 9/01/20, Pre-Refunded 9/01/14 @101	500,000	530,515
La Cygne Public Building Commission, Facilities, Revenue Bonds, 5.00%, 11/01/29, Callable 11/01/19	375,000	384,870
Leavenworth County Unified School District No. 453, School District, GO UT, AGM,
5.25%, 9/01/23, Callable 9/01/19	500,000	560,540
4.75%, 3/01/25, Callable 9/01/19	535,000	573,707
Leavenworth County Unified School District No. 458, School District, GO UT,
5.25%, 9/01/28, Pre-Refunded 9/01/19 @100	1,250,000	1,510,587
5.00%, 9/01/29, Callable 9/01/19	395,000	471,658
5.00%, 9/01/30, Callable 9/01/19	215,000	256,725
Leavenworth County Unified School District No. 464, School District, GO UT, NATL-RE, 5.00%, 9/01/25, Pre-Refunded 9/01/15 @100	1,380,000	1,507,250
Leavenworth County Unified School District No. 464, School District, GO UT, NATL-RE FGIC, 4.10%, 9/01/25, Callable 9/01/17	405,000	420,532
Leavenworth County Unified School District No. 469, School District, GO UT, 4.00%, 9/01/28, Callable 9/01/22	1,000,000	977,810
Lyon County Public Building Commission, Facilities, Revenue Bonds, 4.00%, 12/01/21, Callable 12/01/18	500,000	525,665
Maize Public Building Commission, Revenue Bonds, 5.20%, 5/01/31, Callable 5/01/16	1,000,000	1,032,090
Marais Des Cygnes Public Utility Authority, Water, Revenue Bonds, AGC, 4.50%, 12/01/31, Callable 12/01/17	20,000	20,092
Marais Des Cygnes Public Utility Authority, Water, Revenue Bonds, AGM, 4.63%, 12/01/38, Callable 12/01/17	820,000	822,657
Miami County Unified School District No. 367 Osawatomie, School District, GO UT, AGM, 5.00%, 9/01/25, Pre-Refunded 9/01/15 @100	1,310,000	1,432,223
Miami County Unified School District No. 416 Louisburg, School District, GO UT, NATL-RE,
4.00%, 9/01/15	900,000	951,984
5.00%, 9/01/20, Pre-Refunded 9/01/16 @100	1,235,000	1,391,697
Mitchell County Public Building Commission, Medical, Revenue Bonds, AGM, 4.50%, 3/01/28, Callable 3/01/18	430,000	444,156
Neosho County Unified School District No. 413, School District, GO UT, AGM, 4.00%, 9/01/32, Callable 9/01/23	1,000,000	916,820
Overland Park Transportation Development District, Transportation, Revenue Bonds, 5.90%, 4/01/32, Callable 4/01/20	1,000,000	1,071,370
Pawnee County Public Building Commission, Medical, Revenue Bonds,
4.00%, 2/15/31, Callable 2/15/22	495,000	439,416
4.40%, 2/15/36, Callable 2/15/22	500,000	441,370
Pratt County Public Building Commission, Revenue Bonds,
3.13%, 12/01/28, Callable 12/01/17	1,530,000	1,251,341
3.25%, 12/01/32, Callable 12/01/17	1,150,000	902,968
3.50%, 12/01/32, Callable 12/01/17	2,000,000	1,631,900
Puerto Rico Electric Power Authority, Power, Revenue Bonds, NATL-RE, 5.00%, 7/01/19	1,000,000	1,026,680
Puerto Rico Highway & Transportation Authority, Transportation, Revenue Bonds, AGC, 5.25%, 7/01/36	385,000	348,625

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	July 31, 2013 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds — 96.4% (continued)
Puerto Rico Highway & Transportation Authority, Transportation, Revenue Bonds, AGM, 5.50%, 7/01/22	630,000	670,547
Reno County Unified School District No. 308 Hutchinson, School District, GO UT, NATL-RE,
5.00%, 9/01/16	1,000,000	1,110,430
5.00%, 9/01/25, Pre-Refunded 9/01/17 @100	200,000	228,572
Rice County Unified School District No. 376 Sterling, School District, GO UT, AGM, 5.25%, 9/01/35, Callable 9/01/19	500,000	534,495
Rice County Unified School District No. 444, School District, GO UT, 5.08%, 9/01/14, Callable 9/03/13	325,000	326,050
Riley County Unified School District No. 383 Manhattan-Ogden, School District, GO UT,
5.00%, 9/01/23, Callable 9/01/19	1,000,000	1,143,040
5.00%, 9/01/27, Pre-Refunded 9/01/18 @100	1,350,000	1,568,457
Sedgwick County Public Building Commission, Facilities, Revenue Bonds,
4.00%, 8/01/15, Pre-Refunded 8/01/14 @100	500,000	518,860
5.00%, 8/01/23, Callable 8/01/18	390,000	434,495
5.00%, 8/01/24, Callable 8/01/18	100,000	110,914
4.13%, 8/01/26, Callable 8/01/16	500,000	516,110
5.25%, 8/01/26, Callable 8/01/18	180,000	199,516
5.25%, 8/01/28, Callable 8/01/18	800,000	878,936
Sedgwick County Public Building Commission, Revenue Bonds, 4.00%, 8/01/30, Callable 8/01/21	415,000	404,007
Sedgwick County Unified School District No. 259 Wichita, School District, GO UT,
5.00%, 10/01/20, Callable 10/01/18	150,000	170,517
5.00%, 10/01/21, Callable 10/01/18	1,000,000	1,127,420
Sedgwick County Unified School District No. 261 Haysville, School District, GO UT, AGM,
4.00%, 11/01/13	500,000	504,475
5.00%, 11/01/19, Callable 11/01/17	1,000,000	1,111,840
5.00%, 11/01/23, Callable 11/01/17	200,000	213,664
Sedgwick County Unified School District No. 262 Valley Center, School District, GO UT, AGM, 5.00%, 9/01/24, Callable 9/01/18	745,000	801,523
Sedgwick County Unified School District No. 265 Goddard, School District, GO UT, AGC,
4.50%, 10/01/23, Callable 10/01/18	100,000	105,351
4.50%, 10/01/24, Callable 10/01/18	250,000	261,450
Sedgwick County Unified School District No. 266 Maize, School District, GO UT, NATL-RE,
5.00%, 9/01/16	150,000	166,421
5.00%, 9/01/17	100,000	112,972
5.00%, 9/01/19, Callable 9/01/17	500,000	549,525
Shawne County Unified School District No. 437 Auburn - Washburn, School District, GO UT,
3.95%, 9/01/27, Callable 9/01/20	795,000	831,944
3.95%, 9/01/28, Callable 9/01/20	825,000	856,449
Shawne County Unified School District No. 501 Topeka, School District, GO UT, AGM, 5.00%, 8/01/13	1,000,000	1,000,000
Shawnee County Unified School District No. 450 Shawnee Heights, School District, GO UT, AGM, 4.25%, 9/01/21, Callable 9/01/15	580,000	594,332
Topeka Public Building Commission, Facilities, Revenue Bonds, NATL-RE, 5.00%, 6/01/27, Callable 6/01/18	2,355,000	2,497,148
University of Kansas Hospital Authority, Medical, Revenue Bonds, 5.00%, 9/01/21, Callable 9/01/16	1,075,000	1,153,647
Wyandotte County Unified School District No. 202 Turner, School District, GO UT, AMBAC, 5.00%, 9/01/13	1,000,000	1,001,039
Wyandotte County Unified School District No. 204 Bonner Springs-Edwardsville, School District, GO UT, NATL-RE FGIC,
5.00%, 9/01/24, Pre-Refunded 9/01/15 @100	530,000	579,449
5.00%, 9/01/24, Callable 9/01/15	470,000	491,827
Wyandotte County Unified School District No. 500 Kansas City, School District, GO UT, AGM, 5.25%, 9/01/15, Pre-Refunded 9/01/13 @102	1,000,000	1,023,650
Wyandotte County-Kansas City Unified Government, 5.00%, 9/01/24, Callable 3/01/19	800,000	875,504
Wyandotte County-Kansas City Unified Government Utility System Revenue, Utilities, Revenue Bonds, 5.00%, 9/01/32, Callable 9/01/22	1,090,000	1,129,371
Wyandotte County-Kansas City Unified Government, Facilities, GO UT, 4.00%, 8/01/31, Callable 8/01/22	930,000	903,244
Wyandotte County-Kansas City Unified Government, Facilities, Revenue Bonds, NATL-RE, 6.00%, 5/01/15, Callable 9/03/13	1,975,000	1,981,399
Wyandotte County-Kansas City Unified Government, GO UT,
5.00%, 8/01/29, Callable 8/01/20	1,000,000	1,089,050
4.00%, 8/01/30, Callable 8/01/20	500,000	497,555

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	July 31, 2013 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds — 96.4% (continued)
Wyandotte County-Kansas City Unified Government, Revenue Bonds,
4.60%, 10/01/16	110,000	110,410
5.00%, 12/01/21, Callable 6/01/16	630,000	638,555
4.88%, 10/01/28, Callable 10/01/16	475,000	449,379
Wyandotte County-Kansas City Unified Government, Utilities, Revenue Bonds,
4.25%, 9/01/23, Callable 3/01/20	500,000	517,675
5.00%, 9/01/27, Callable 9/01/21	1,300,000	1,387,048
Wyandotte County-Kansas City Unified Government, Utilities, Revenue Bonds, AGM, 5.00%, 9/01/24, Pre-Refunded 9/01/14 @100	470,000	493,993
Total Municipal Bonds (Cost $268,049,925)		270,135,864

	Shares
Short-Term Investments — 4.4%
Money Market Fund — 4.4%
Federated Tax-Free Obligations Fund, Institutional Shares, 0.01% (a)	12,348,281	$12,348,281
Total Short-Term Investments (Cost $12,348,281)		12,348,281

Total Investments (Cost $280,398,206(b)) — 100.8%		$282,484,145

Liabilities in excess of other assets — (0.8)%		(2,292,237)

NET ASSETS — 100.0%		$280,191,908

† Variable or floating rate security.  The rate reflected on the Schedule of Portfolio Investments is the rate in effect at 7/31/13.

(a) Represents the 7 day yield at 7/31/13.

(b) See Notes to Schedules of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
AGC — Assured Guaranty Corp.
AGM — Assured Guaranty Municipal Corp.
AMBAC — Insured by American Municipal Bond Assurance Corp.
COP — Certificate of Participation
FGIC — Insured by Financial Guaranty Insurance Corp.
FSA — Insured by Assured Guaranty Municipal (formerly Federal Security Assurance)
GNMA — Government National Mortgage Association
GO — General Obligation
NATL-RE — National Public Finance Guaranty Corp. (formerly MBIA)
UT — Unlimited Tax
XLCA — Insured by XL Capital Assurance

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	July 31, 2013 (Unaudited)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$-	$270,135,864	$-	$270,135,864
Short-Term Investments	12,348,281	-	-	12,348,281
Total Investments	$12,348,281	$270,135,864	$-	$282,484,145

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Strategic Income Fund	July 31, 2013 (Unaudited)

Security Description	Principal ($)	Value ($)
Asset-Backed Securities — 16.1%
AEP Texas Central Transition Funding LLC, Series 2012-1, Class A1, 0.88%, 12/01/18	1,002,381	1,003,501
Ally Auto Receivables Trust, Series 2013-1, Class A3, 0.63%, 5/15/17	1,125,000	1,121,293
Ally Master Owner Trust,
Series 2011-1, Class A2, 2.15%, 1/15/16	600,000	604,024
Series 2011-4, Class A2, 1.54%, 9/15/16	500,000	504,028
American Express Credit Account Master Trust, Series 2012-4, Class A, 0.43%, 5/15/20, Demand Date 8/15/13 † (a)	850,000	848,283
ARI Fleet Lease Trust 2010-A, Series 2012-B, Class A, 0.49%, 1/15/21, Callable 10/15/15, Demand Date 8/15/13 † (a) (c)	673,982	672,942
Avis Budget Rental Car Funding (AESOP LLC), Series 2011-2A, Class A, 2.37%, 11/20/14 (c)	1,000,000	1,015,834
CAL Funding II Ltd., Series 2012-1A, Class A, 3.47%, 10/25/27 (c)	370,000	369,882
Cards II Trust, Series 2012-4A, Class A, 0.64%, 9/15/17, Demand Date 8/15/13 †(a) (c) (d)	1,500,000	1,500,000
Enterprise Fleet Financing LLC, Series 2013-1, Class A2, 0.68%, 9/20/18 (c)	785,000	783,178
Ford Credit Auto Owner Trust, Series 2012-A, Class A3, 0.84%, 4/15/15	690,954	692,267
GMAC Mortgage Corp. Loan Trust, Series 2001-HE3, Class A2, 0.75%, 3/25/27, Demand Date 8/26/13 † (a)	7,529	6,870
Honda Auto Receivables Owner Trust, Series 2012-1, Class A3, 0.77%, 1/15/16	1,000,000	1,002,319
Merrill Lynch Mortgage Investors, Inc., Series 2003-A2, Class 2A2, 1.92%, 2/25/33, Callable 8/25/30 †	18,987	18,848
Residential Funding Mortgage Securities II, Inc., Series 2003-HS3, Class A2B, 0.48%, 8/25/33, Demand Date 8/26/13 † (a)	11,328	10,085
SLM Student Loan Trust, Series 2011-2, Class A1, 0.79%, 11/25/27, Demand Date 8/26/13 † (a)	666,463	667,263
Toyota Auto Receivables Owner Trust, Series 2012-B, Class A3, 0.46%, 7/15/16	1,000,000	997,956
Total Asset-Backed Securities (Cost $11,833,422)		11,818,573

Collateralized Mortgage Obligations — 9.3%
Bank of America Mortgage Securities, Inc., Series 2002-G, Class 2A1, 2.75%, 7/20/32, Callable 8/20/13 †	658	578
Fannie Mae REMICS,
Series 1993-9, Class FB, 1.59%, 1/25/23, Demand Date 8/25/13 † (a)	834,177	858,557
Series 1999-53, Class FA, 0.69%, 10/25/19, Demand Date 8/25/13 † (a)	546,311	551,811
Series 2002-62, Class FP, 1.39%, 11/25/32, Demand Date 8/25/13 † (a)	1,183,471	1,215,683
Freddie Mac REMICS,
Series 1689, Class F, 0.84%, 3/15/24, Demand Date 8/15/13 † (a)	595,130	601,885
Series 1689, Class FG, 0.84%, 3/15/24, Demand Date 8/15/13 † (a)	236,200	238,881
Series 2611, Class HD, 5.00%, 5/15/23	233,839	254,736
Series 2649, Class FU, 0.74%, 7/15/33, Demand Date 8/15/13 † (a)	457,755	463,051
Series 3371, Class FA, 0.79%, 9/15/37, Demand Date 8/15/13 † (a)	1,136,449	1,149,169
Government National Mortgage Association,
Series 2006-42, Class B, 5.17%, 8/16/46 †	310,819	329,923
Series 2011-20, Class A, 1.88%, 4/16/32	146,280	147,695
Sequoia Mortgage Trust,
Series 2012-1, Class 2A1, 3.47%, 1/25/42, Callable 10/25/15 †	220,623	223,628
Series 2012-2, Class A2, 3.50%, 4/25/42	380,731	375,584
Series 2013-1, Class 1A1, 1.45%, 2/25/43, Callable 9/25/18	360,633	348,249
Total Collateralized Mortgage Obligations (Cost $6,720,336)		6,759,430

Commercial Mortgage Backed Securities — 1.7%
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C2, Class A2, 5.42%, 5/15/36 †	1,200,000	1,218,966
Total Commercial Mortgage Backed Securities (Cost $1,260,338)		1,218,966

Corporate Bonds — 57.5%
Consumer Discretionary — 6.3%
Anheuser-Busch InBev Worldwide, Inc., 0.80%, 7/15/15	525,000	526,784
Comcast Corp., 5.30%, 1/15/14	750,000	765,640
Delta Air Lines 2012-1 Class A Pass-Through Trust, 4.75%, 5/07/20	964,292	1,031,792
H.J. Heinz Co., 3.25%, 3/26/19, Callable 6/07/14	225,000	226,062
Heineken NV, 0.80%, 10/01/15 (b) (c)	550,000	547,963
Macy's Retail Holdings, Inc., 7.88%, 7/15/15	650,000	734,160
Time Warner Cable, Inc., 7.50%, 4/01/14	750,000	782,300
		4,614,701

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Strategic Income Fund	July 31, 2013 (Unaudited)

Security Description	Principal ($)	Value ($)
Corporate Bonds — 57.5% (continued)
Consumer Staples — 4.4%
Costco Wholesale Corp., 0.65%, 12/07/15	850,000	850,316
Kellogg Co., 1.13%, 5/15/15	850,000	855,859
Procter & Gamble Co. (The), 3.15%, 9/01/15	500,000	526,388
Walgreen Co., 1.80%, 9/15/17	1,000,000	999,353
		3,231,916

Energy — 6.8%
BP Capital Markets PLC, 3.88%, 3/10/15 (b)	775,000	815,233
Enterprise Products Operating LLC, 3.20%, 2/01/16	750,000	789,689
Kinder Morgan Energy Partners LP, 5.00%, 12/15/13	750,000	761,537
Petrobras International Finance Co., 3.88%, 1/27/16 (b)	1,000,000	1,036,722
Petrohawk Energy Corp., 7.25%, 8/15/18, Callable 8/15/14	850,000	932,875
TransCanada PipeLines Ltd., 0.88%, 3/02/15 (b)	650,000	652,248
		4,988,304

Financials — 24.5%
American Express Credit Corp., 1.75%, 6/12/15	850,000	864,441
American International Group, Inc., 4.25%, 9/15/14	800,000	829,294
Bank of America Corp., 7.38%, 5/15/14	650,000	682,729
Bank of New York Mellon Corp. (The), 1.35%, 3/06/18, Callable 2/06/18	1,000,000	973,957
Bank of Nova Scotia, 1.45%, 4/25/18 (b)	375,000	365,147
BB&T Corp., 1.13%, 6/15/18, Demand Date 9/15/13 † (a)	790,000	791,311
BB&T Corp. 2.15%, 3/22/17, Callable 2/22/17	750,000	759,335
Berkshire Hathaway Finance Corp., 1.60%, 5/15/17	800,000	805,678
Canadian Imperial Bank of Commerce, 1.35%, 7/18/16 (b)	900,000	904,671
Capital One Financial Corp., 1.00%, 11/06/15	800,000	794,970
Citigroup, Inc., 1.75%, 5/01/18	1,000,000	966,829
Fifth Third Bank, 1.45%, 2/28/18, Callable 1/28/18	670,000	651,531
Ford Motor Credit Co. LLC, 3.88%, 1/15/15	650,000	670,896
General Electric Capital Corp., 2.30%, 4/27/17	1,000,000	1,015,537
JPMorgan Chase & Co., 1.02%, 5/02/14, Demand Date 9/16/13 † (a)	1,000,000	1,004,849
KE Export Leasing 2011-II LLC, 0.49%, 5/19/24, Demand Date 8/19/13 † (a)	500,000	500,072
KE Export Leasing 2013-A LLC, 0.50%, 2/28/25, Demand Date 8/28/13 † (a)	978,211	976,634
Morgan Stanley, 0.57%, 1/09/14, Demand Date 10/09/13 † (a)	500,000	499,494
NASDAQ OMX Group, Inc. (The), 5.25%, 1/16/18	335,000	363,017
PACCAR Financial Corp., 0.80%, 2/08/16	515,000	514,100
Rio Tinto Finance USA PLC, 1.63%, 8/21/17, Callable 7/21/17 (b)	700,000	689,949
Toronto-Dominion Bank (The), 1.40%, 4/30/18 (b)	375,000	365,606
Wells Fargo & Co.,
1.25%, 2/13/15	750,000	755,279
1.50%, 1/16/18	750,000	733,607
Westpac Banking Corp., 2.25%, 7/30/18 (b)	450,000	449,657
		17,928,590

Health Care — 8.4%
AbbVie, Inc., 1.20%, 11/06/15 (c)	1,180,000	1,185,138
Baxter International, Inc., 0.95%, 6/01/16	925,000	927,041
Genzyme Corp., 3.63%, 6/15/15	1,000,000	1,055,439
McKesson Corp., 0.95%, 12/04/15	725,000	727,105
Merck & Co., Inc., 0.63%, 5/18/18, Demand Date 8/18/13 † (a)	1,000,000	1,002,597
Pfizer, Inc., 0.90%, 1/15/17	750,000	749,128
UnitedHealth Group, Inc., 0.85%, 10/15/15	500,000	501,260
		6,147,708

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Strategic Income Fund	July 31, 2013 (Unaudited)

Security Description	Principal ($)	Value ($)
Corporate Bonds — 57.5% (continued)
Information Technology — 2.4%
Hewlett-Packard Co., 3.00%, 9/15/16	1,000,000	1,033,968
Xerox Corp., 1.67%, 9/13/13 †	750,000	750,000
		1,783,968

Materials — 1.3%
Ball Corp., 7.38%, 9/01/19, Callable 9/01/14	842,000	915,675

Telecommunication Services — 2.2%
AT&T, Inc., 0.80%, 12/01/15	800,000	798,642
Cellco Partnership / Verizon Wireless Capital LLC, 5.55%, 2/01/14	750,000	767,433
		1,566,075

Utilities — 1.2%
MidAmerican Energy Holdings Co., 5.00%, 2/15/14	850,000	870,011
Total Corporate Bonds (Cost $41,898,490)		42,046,948

Taxable Municipal Bonds — 0.5%
Pennsylvania — 0.5%
Pennsylvania Higher Education Assistance Agency, 1.19%, 9/01/43, Callable 7/31/13 † (e)	400,000	377,074
Total Taxable Municipal Bonds (Cost $400,000)		377,074

U.S. Government Agency Pass-Through Securities — 11.6%
Federal Home Loan Mortgage Corporation — 2.5%
3.50%, Pool #J13795, 12/01/25	268,682	281,370
4.00%, Pool #J15482, 5/01/26	577,176	609,641
3.50%, Pool #E03083, 3/01/27	399,988	418,816
5.50%, Pool #G01938, 9/01/35	483,019	522,844
		1,832,671

Federal National Mortgage Association — 6.8%
5.14%, Pool #873277, 1/01/16	460,630	494,850
2.69%, Pool #466236, 10/01/17	765,021	799,056
5.00%, Pool #981257, 5/01/23	321,521	346,272
4.50%, Pool #AL0802, 4/01/25	252,200	272,165
3.50%, Pool #AE3066, 9/01/25	607,905	638,799
3.50%, Pool #AH0969, 12/01/25	334,719	351,721
3.50%, Pool #AH9377, 4/01/26	206,195	216,648
3.50%, Pool #AB3298, 7/01/26	204,209	214,565
3.00%, Pool #AB4998, 4/01/27	981,375	1,012,366
5.50%, Pool #725598, 7/01/34	544,351	594,787
		4,941,229

Government National Mortgage Association — 2.3%
6.50%, Pool #781931, 5/15/35	1,141,752	1,316,210
6.00%, Pool #677226, 8/15/38	350,057	385,634
		1,701,844

Small Business Administration — 0.0% (f)
4.48%, Pool #502966, 5/25/15, Demand Date 10/01/13 † (a)	4,106	4,114
Total U.S. Government Agency Pass-Through Securities (Cost $8,475,016)		8,479,858

U.S. Treasury Obligations — 2.5%
U.S. Treasury Notes — 2.5%
0.25%, 5/31/15	500,000	499,756
1.00%, 5/31/18	1,350,000	1,328,538

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Strategic Income Fund	July 31, 2013 (Unaudited)

U.S. Treasury Obligations — 2.5% (continued)

Total U.S. Treasury Obligations (Cost $1,845,199)	1,828,294

	Shares	Value ($)
Short-Term Investments — 0.6%
Money Market Fund — 0.6%
Dreyfus Cash Management, Institutional Shares, 0.04% (g)	471,459	471,459
Total Short-Term Investments (Cost $471,459)		471,459

Total Investments (Cost $72,904,260(h)) — 99.8%		$73,000,602

Other assets in excess of liabilities — 0.2%		177,352

NET ASSETS — 100.0%		$73,177,954

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Strategic Income Fund	July 31, 2013 (Unaudited)

† Variable or floating rate security.  The rate reflected on the Schedule of Portfolio Investments is the rate in effect at 7/31/13.

(a) The demand date is either (i) that date at which the security next resets its coupon rate or (ii) the put date.  The demand date, and not the stated maturity date, is the dated used to determine the average maturity for the Fund.

(b) Foreign security incorporated outside the United States.

(c) Represents a restricted security purchase under rule 144A which is exempt from registration under the Securities Act of 1933, as amended. These securities are considered illiquid, the total aggregate value of which is $6,074,937, or 8.3% of net assets.

(d) Security is valued in good faith under the procedures established by the Board of Trustees.  The aggregate amount of the securities fair value is $1,500,000, which represents 2.05% of net assets.

(e) Auction Rate Security (ARS) sold through a dutch auction at an interest rate that will clear the market at the lowest yield possible.  Beginning in 2008, the auctions for these securities failed and there have been no successful auctions since that time.

(f) Amount rounds to less than 0.05%.

(g) Represents the 7 day yield at 7/31/13.

(h) See Notes to Schedules of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
REMIC — Real Estate Mortgage Investment Conduit

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$-	$10,318,573	$1,500,000	$11,818,573
Collateralized Mortgage Obligations	-	6,759,430	-	6,759,430
Commercial Mortgage Backed Securities	-	1,218,966	-	1,218,966
Corporate Bonds	-	42,046,948	-	42,046,948
Taxable Municipal Bonds	-	377,074	-	377,074
U.S. Government Agencies	-	8,479,858	-	8,479,858
U.S. Treasury Obligations	-	1,828,294	-	1,828,294
Short-Term Investments	471,459	-	-	471,459
Total Investments	$471,459	$71,029,143	$1,500,000	$73,000,602

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Balance as of October 31, 2012	$352,800
Purchases:	0
Change in valuation method from Level 3 to Level 2	(352,800)
Change in valuation method from Level 2 to Level 3	1,500,000
Balance as of July 31, 2013	$1,500,000

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Core Plus Fund	July 31, 2013 (Unaudited)

Security Description	Principal ($)	Value ($)
Collateralized Mortgage Obligations — 0.9%
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR5, Class 10A1, 2.61%, 6/25/34, Callable 7/25/19 †	53,259	52,985
Fannie Mae REMICS,
Series 1994-77, Class FB, 1.69%, 4/25/24, Demand Date 8/25/13 † (a)	50,259	51,815
Series 2002-44, Class FJ, 1.19%, 4/25/32, Demand Date 8/25/13 † (a)	55,172	56,673
Series 2002-60, Class FV, 1.19%, 4/25/32, Demand Date 8/25/13 † (a)	39,876	40,836
Series 2002-66, Class FG, 1.19%, 9/25/32, Demand Date 8/25/13 † (a)	46,823	48,066
Series 2002-69, Class FA, 1.19%, 10/25/32, Demand Date 8/25/13 † (a)	40,218	41,190
Series 2003-106, Class FA, 1.09%, 11/25/33, Demand Date 8/25/13 † (a)	26,362	26,949
Series 2007-88, Class FW, 0.74%, 9/25/37, Demand Date 8/25/13 † (a)	43,941	44,535
Fannie Mae Whole Loan, Series 2004-W8, Class 3A, 7.50%, 6/25/44, Callable 12/25/18	77,642	91,876
Freddie Mac REMICS, Series 1382, Class KA, 1.34%, 10/15/22, Callable 8/15/13 †	47,223	47,322
Residential Accredit Loans, Inc., Series 2003-QS5, Class A1, 0.64%, 3/25/18, Callable 8/25/13 †	40,143	39,347
WaMu Mortgage Pass-Through Certificates, Series 2003-AR1, Class A6, 2.21%, 3/25/33, Callable 8/25/13 †	67,548	68,425
Total Collateralized Mortgage Obligations (Cost $595,729)		610,019

Commercial Mortgage-Backed Securities — 1.1%
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A4, 5.43%, 10/15/49	320,000	355,117
Commercial Mortgage Pass-Through Certificates, Series 2006-C7, Class A4, 5.75%, 6/10/46 †	200,000	220,699
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C5, Class A4, 4.83%, 11/15/37	170,000	177,021
Total Commercial Mortgage-Backed Securities (Cost $701,002)		752,837

Corporate Bonds — 48.7%
Consumer Discretionary — 7.7%
Constellation Brands, Inc., 7.25%, 5/15/17	660,000	755,700
Hanesbrands, Inc., 6.38%, 12/15/20, Callable 12/15/15	675,000	743,344
Hawk Acquisition Sub, Inc., 4.25%, 10/15/20, Callable 4/15/15 (b)	500,000	481,250
Hertz Corp. (The), 6.75%, 4/15/19, Callable 4/15/15	650,000	703,625
Limited Brands, Inc., 6.63%, 4/01/21	650,000	718,250
Macy's Retail Holdings, Inc., 7.88%, 7/15/15 Step Coupon	294,000	332,066
Royal Caribbean Cruises, Ltd., 6.88%, 12/01/13 (c)	400,000	408,000
Sally Holdings LLC / Sally Capital, Inc., 6.88%, 11/15/19, Callable 11/15/15	600,000	660,000
Yum! Brands, Inc., 6.25%, 3/15/18	575,000	668,444
		5,470,679

Consumer Staples — 1.8%
Avon Products, Inc., 5.75%, 3/01/18	640,000	692,851
CVS Caremark Corp., 5.75%, 6/01/17	500,000	577,304
		1,270,155

Energy — 5.2%
BP Capital Markets PLC, 3.13%, 10/01/15 (c)	425,000	445,756
Denbury Resources, Inc., 8.25%, 2/15/20, Callable 2/15/15	500,000	552,500
Kinder Morgan Energy Partners LP, 6.00%, 2/01/17	650,000	739,404
Peabody Energy Corp., 7.38%, 11/01/16	625,000	700,000
Petrobras International Finance Co., 3.88%, 1/27/16 (c)	500,000	518,361
Tesoro Corp., 4.25%, 10/01/17, Callable 9/01/17	675,000	695,250
		3,651,271

Financials — 20.8%
American Express Credit Corp., 2.38%, 3/24/17	725,000	748,241
American International Group, Inc., 5.85%, 1/16/18	500,000	570,276
Bank of America Corp., 6.50%, 8/01/16	750,000	850,469
Bear Stearns Cos. LLC (The), 7.25%, 2/01/18	1,115,000	1,337,714
Berkshire Hathaway Finance Corp., 1.60%, 5/15/17	725,000	730,146
Boston Properties LP, 5.63%, 11/15/20, Callable 8/15/20	650,000	739,448
Citigroup, Inc., 6.13%, 5/15/18	735,000	846,517

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Core Plus Fund	July 31, 2013 (Unaudited)

Security Description	Principal ($)	Value ($)
Corporate Bonds — 48.7% (continued)
Financials — 20.8% (continued)
First Horizon National Corp., 5.38%, 12/15/15	660,000	714,865
General Electric Capital Corp., 6.75%, 3/15/32	650,000	785,835
Goldman Sachs Group, Inc. (The), 6.25%, 9/01/17	775,000	884,705
HCP, Inc., 2.63%, 2/01/20, Callable 11/01/19	790,000	748,283
Health Care REIT, Inc., 4.70%, 9/15/17	670,000	733,650
Jefferies Group LLC, 5.13%, 4/13/18	650,000	693,433
KeyBank NA, 4.95%, 9/15/15	475,000	510,632
Lazard Group LLC, 6.85%, 6/15/17	635,000	710,773
Morgan Stanley, 4.75%, 3/22/17	840,000	903,481
Regions Financial Corp., 7.75%, 11/10/14	187,000	201,859
SLM Corp., 3.88%, 9/10/15	365,000	373,669
Wells Fargo & Co., 5.63%, 12/11/17	800,000	918,916
Willis North America, Inc., 6.20%, 3/28/17	625,000	694,351
		14,697,263

Industrials — 2.0%
Ball Corp., 5.00%, 3/15/22	665,000	669,988
Ford Motor Credit Co. LLC, 7.00%, 4/15/15	650,000	708,058
		1,378,046

Information Technology — 1.1%
Hewlett-Packard Co., 3.00%, 9/15/16	750,000	775,476

Materials — 3.7%
Dow Chemical Co. (The), 8.55%, 5/15/19	540,000	695,663
LyondellBasell Industries NV, 5.00%, 4/15/19, Callable 1/15/19 (c)	575,000	637,422
NOVA Chemicals Corp., 8.63%, 11/01/19, Callable 11/01/14 (c)	400,000	444,000
Rock Tenn Co., 4.45%, 3/01/19	280,000	297,049
Vale Overseas, Ltd., 6.25%, 1/23/17 (c)	500,000	562,775
		2,636,909

Telecommunication Services — 3.5%
Crown Castle International Corp., 7.13%, 11/01/19, Callable 11/01/14	660,000	714,450
CSC Holdings LLC, 8.63%, 2/15/19	600,000	705,000
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.50%, 3/01/16	350,000	367,409
Sirius XM Radio, Inc., 4.25%, 5/15/20, Callable 5/15/16 (b)	360,000	335,700
Time Warner Cable, Inc., 6.75%, 7/01/18	310,000	346,940
		2,469,499

Utilities — 2.9%
Calpine Corp., 7.25%, 10/15/17, Callable 10/15/13 (b)	607,000	637,350
Enterprise Products Operating LLC, 5.20%, 9/01/20	620,000	697,147
Exelon Generation Co. LLC, 6.20%, 10/01/17	620,000	712,199
		2,046,696
Total Corporate Bonds (Cost $33,773,135)		34,395,994

Mortgage Derivatives - IO STRIPS — 0.1%
Fannie Mae Interest Strip,
Series 386, Class 1, 5.00%, 11/25/37	218,788	32,784
Series 386, Class 2, 5.00%, 11/25/37	178,283	26,854
Total Mortgage Derivatives - IO STRIPS (Cost $131,268)		59,638

U.S. Government Agency Pass-Through Securities — 21.9%
Federal Home Loan Mortgage Corporation — 10.9%
3.75%, 3/27/19	1,450,000	1,594,782
2.38%, 1/13/22	500,000	486,377

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Core Plus Fund	July 31, 2013 (Unaudited)

Security Description	Principal ($)	Value ($)
U.S. Government Agency Pass-Through Securities — 21.9% (continued)
Federal Home Loan Mortgage Corporation — 10.9% (continued)
6.00%, Pool #J01657, 4/01/21	59,398	64,853
4.50%, Pool #E02698, 6/01/25	649,809	689,782
2.40%, Pool #846367, 4/01/29, Demand Date 1/01/14 † (a)	7,222	7,681
6.50%, Pool #C00742, 4/01/29	239,059	267,285
7.50%, Pool #G01548, 7/01/32	61,092	73,120
6.00%, Pool #G04457, 5/01/38	194,160	211,891
5.00%, Pool #A89640, 11/01/39	1,024,288	1,119,409
5.50%, Pool #G05903, 3/01/40	608,987	669,876
4.50%, Pool #C03517, 9/01/40	1,011,293	1,066,929
3.50%, Pool #Q08998, 6/01/42	1,425,038	1,434,684
		7,686,669

Federal National Mortgage Association — 9.1%
3.00%, Pool #AJ9355, 1/01/27	1,402,691	1,446,959
3.00%, Pool #AK6784, 3/01/27	1,150,128	1,186,428
4.50%, Pool #MA0776, 6/01/31	600,541	645,202
2.02%, Pool #708318, 6/01/33, Demand Date 12/01/13 † (a)	33,426	34,785
2.48%, Pool #759385, 1/01/34, Demand Date 1/01/14 † (a)	78,672	83,796
2.05%, Pool #776486, 3/01/34, Demand Date 9/01/13 † (a)	78,471	83,264
2.63%, Pool #791523, 7/01/34, Demand Date 1/01/14 † (a)	94,909	101,652
1.99%, Pool #810896, 1/01/35, Demand Date 11/01/13 † (a)	503,326	531,002
5.00%, Pool #735580, 6/01/35	575,244	621,649
5.50%, Pool #AD0110, 4/01/36	363,930	407,956
7.00%, Pool #979909, 5/01/38	76,237	88,877
6.00%, Pool #AD4941, 6/01/40	285,128	313,975
4.00%, Pool #AE0949, 2/01/41	866,318	905,165
		6,450,710

Government National Mortgage Association — 1.9%
6.50%, Pool #455165, 7/15/28	220,696	245,996
6.25%, Pool #724720, 4/20/40	44,073	49,143
4.00%, Pool #4853, 11/20/40	1,021,852	1,071,191
		1,366,330
Total U.S. Government Agency Pass-Through Securities (Cost $15,429,819)		15,503,709

U.S. Treasury Obligations — 25.8%
U.S. Treasury Bonds — 7.6%
3.88%, 8/15/40	2,585,000	2,726,368
3.00%, 5/15/42	2,990,000	2,654,794
		5,381,162

U.S. Treasury Notes — 18.2%
2.75%, 2/15/19	3,175,000	3,375,298
2.63%, 11/15/20	3,175,000	3,298,279
2.13%, 8/15/21	3,190,000	3,158,473
1.75%, 5/15/23	3,250,000	3,014,629
		12,846,679
Total U.S. Treasury Obligations (Cost $18,891,683)		18,227,841

Shares
Short-Term Investments — 0.8%
Money Market Fund — 0.8%
Federated Government Obligations Fund, Institutional Shares, 0.01% (d)	597,423	597,423

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Core Plus Fund	July 31, 2013 (Unaudited)

Security Description	Shares ($)	Value ($)
Short-Term Investments — 0.8% (continued)
Total Short-Term Investments (Cost $597,423)		597,423

Total Investments (Cost $70,120,059(e)) — 99.3%		$70,147,461

Other assets in excess of liabilities — 0.7%		527,957

NET ASSETS — 100.0%		$70,675,418

† Variable or floating rate security.  The rate reflected on the Schedule of Portfolio Investments is the rate in effect at 7/31/13.

(a) The demand date is either (i) that date at which the security next resets its coupon rate or (ii) the put date. The demand date, and not the stated maturity date, is the date used to determine the average maturity for the fund.

(b) Represents a restricted security purchase under rule 144A which is exempt from registration under the Securities Act of 1933, as amended. These securities are considered illiquid, the total aggregate value of which is $1,454,300, or 2.06% of net assets.

(c) Foreign security incorporated outside the United States.

(d) Represents the 7 day yield at 7/31/13.

(e) See Notes to Schedules of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
IO — Interest Only
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit
STRIPS — Separately Traded Registered Interest and Principal of Securities.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$-	$610,019	$-	$610,019
Commercial Mortgage-Backed Securities	-	752,837	-	752,837
Corporate Bonds	-	34,395,994	-	34,395,994
Mortgage Derivatives - IO STRIPS	-	59,638	-	59,638
U.S. Government Agencies	-	15,503,709	-	15,503,709
U.S. Treasury Obligations	-	18,227,841	-	18,227,841
Short-Term Investments	597,423	-	-	597,423
Total Investments	$597,423	$69,550,038	$-	$70,147,461

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
U.S. Inflation-Indexed Fund	July 31, 2013 (Unaudited)

Security Description	Principal ($)	Value ($)
U.S. Treasury Inflation-Indexed Securities — 101.5%
U.S. Treasury Inflation-Indexed Bonds — 27.7%
2.00%, 1/15/26	11,779,323	13,648,831
2.38%, 1/15/27	5,347,882	6,451,925
1.75%, 1/15/28	16,555,595	18,588,176
3.63%, 4/15/28	10,484,365	14,566,714
2.50%, 1/15/29	8,553,509	10,545,211
2.13%, 2/15/40	1,078	1,297
2.13%, 2/15/41	9,972,876	12,019,649
0.75%, 2/15/42	10,545,596	9,184,971
0.63%, 2/15/43	11,418,088	9,503,332
		94,510,106

U.S. Treasury Inflation-Indexed Notes — 73.8%
2.00%, 7/15/14	10,664,350	11,015,111
1.63%, 1/15/15	8,197,661	8,540,298
0.50%, 4/15/15	3,654,456	3,757,665
0.13%, 4/15/16	75,832,421	78,234,792
0.13%, 4/15/17	24,212,999	25,039,655
2.13%, 1/15/19	12,888,850	14,679,188
1.13%, 1/15/21	44,999,293	48,604,502
0.63%, 7/15/21	13,631,733	14,229,716
0.13%, 1/15/22	15,581,331	15,432,218
0.13%, 7/15/22	17,655,021	17,445,368
0.13%, 1/15/23	12,119,771	11,825,770
0.38%, 7/15/23	2,502,450	2,496,877
		251,301,160
Total U.S. Treasury Inflation-Indexed Securities (Cost $360,933,753)		345,811,266

	Shares
Short-Term Investments — 0.7%
Money Market Fund — 0.7%
Dreyfus Cash Management, Institutional Shares, 0.04% (a)	2,516,788	2,516,788
Total Short-Term Investments (Cost $2,516,788)		2,516,788

Total Investments (Cost $363,450,541(b)) — 102.2%		$348,328,054

Liabilities in excess of other assets — (2.2)%		(7,494,432)

NET ASSETS — 100.0%		$340,833,622

(a) Represents the 7 day yield at 7/31/13.

(b) See Notes to Schedules of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.

(c) Amount rounds to less than 0.05%.

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
U.S. Inflation-Indexed Fund	July 31, 2013 (Unaudited)

Number of Contracts	Futures Contract	Notional Amount($)	Unrealized Appreciation/ (Depreciation)($)
Futures Contracts — 0.1%
Futures Contracts Purchased(c) — 0.0%
19	September 2013 2-Year U.S. Treasury Note	2,092,969	2,375
98	September 2013 5-Year U.S. Treasury Note	11,893,984	(56,351)
18	September 2013 Long U.S. Treasury Bond	2,413,125	9,068
			(44,908)

Futures Contracts Sold — 0.1%
(184)	September 2013 10-Year U.S. Treasury Note	(23,264,500)	94,094
(26)	September 2013 Ultra Long Term U.S. Treasury Bond	(3,750,500)	183,273
			277,367
			232,459

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Inflation-Indexed Securities	$-	$345,811,266	$-	$345,811,266
Short-Term Investments	2,516,788	-	-	2,516,788
Total Investments	$2,516,788	$345,811,266	$-	$348,328,054

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Futures Contracts Purchased	$(44,908)	$-	$-	$(44,908)
Futures Contracts Sold	277,367	-	-	277,367
Total Other Financial Instruments	$232,459	$-	$-	$232,459

* Other financial instruments are derivative instruments not reflected in total investments. Amounts shown represent unrealized appreciation/ depreciation.

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Fusion Fund	July 31, 2013 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 56.0%
Consumer Discretionary — 7.8%
Comcast Corp., Class A	2,150	96,922
G-III Apparel Group, Ltd. (a)	2,100	108,066
Macy's, Inc.	2,000	96,680
PVH Corp.	800	105,432
Sally Beauty Holdings, Inc. (a)	750	22,882
		429,982

Energy — 11.0%
EOG Resources, Inc.	840	122,212
Helix Energy Solutions Group, Inc. (a)	1,650	41,861
Kinder Morgan, Inc.	2,100	79,296
Kodiak Oil & Gas Corp. (a) (b)	1,850	17,964
Oasis Petroleum, Inc. (a)	650	27,326
Rosetta Resources, Inc. (a)	600	27,366
Royal Dutch Shell PLC, Class A - ADR (b)	2,050	140,117
Schlumberger Ltd. (b)	1,850	150,460
		606,602

Financials — 8.4%
American International Group, Inc. (a)	3,750	170,662
Annaly Capital Management, Inc. - REIT	4,500	53,640
Hatteras Financial Corp. REIT	550	11,049
JPMorgan Chase & Co.	2,550	142,111
PNC Financial Services Group, Inc.	550	41,828
U.S. Bancorp	1,100	41,052
		460,342

Health Care — 15.2%
Abbott Laboratories	2,850	104,395
AbbVie, Inc.	3,200	145,536
Alcobra Ltd. (a) (b)	2,350	24,323
Celgene Corp. (a)	1,100	161,546
Gilead Sciences, Inc. (a)	1,850	113,682
Heat Biologics, Inc. (a)	2,200	21,846
Johnson & Johnson	1,900	177,650
Pfizer, Inc.	1,650	48,230
Stemline Therapeutics, Inc. (a)	1,400	39,396
		836,604

Industrials — 1.4%
General Electric Co.	3,200	77,984

Information Technology — 9.4%
Apple, Inc.	350	158,375
Cognizant Technology Solutions Corp., Class A (a)	2,100	152,019
GT Advanced Technologies, Inc. (a)	3,500	18,165
Hewlett-Packard Co.	4,550	116,844
Intel Corp.	3,000	69,900
		515,303

Materials — 1.3%
Agnico-Eagle Mines, Ltd. (b)	1,100	31,251
Freeport-McMoRan Copper & Gold, Inc.	1,400	39,592
		70,843

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Fusion Fund	July 31, 2013 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 56.0% (Continued)
Telecommunication Services — 1.2%
Vodafone Group PLC - ADR (b)	2,250	67,388

Utilities — 0.3%
CenterPoint Energy, Inc.	750	18,615
Total Common Stocks (Cost $2,765,767)		3,083,663

	Contracts
Equity Options — 0.1%
Call Options — 0.0% (e)
Annaly Capital Management, Inc. 8/17/13 Exercise Price $12.00 (a)	28	812

Put Options — 0.1%
SPDR S&P 500 ETF Trust 8/17/13 Exercise Price $167.00 (a)	15	1,470
Total Equity Options (Cost $3,083)		2,282

	Shares
Investment Companies — 3.7%
iShares MSCI Brazil Index Fund ETF	750	32,625
Market Vectors Brazil Small-Cap ETF	1,300	40,664
Market Vectors Russia ETF	950	24,586
SPDR Gold Trust (a)	600	76,776
Templeton Russia and East European Fund, Inc. ETF	2,250	31,050
Total Investment Companies (Cost $246,665)		205,701

Preferred Stock — 3.7%
Annaly Capital Management, Inc.	8,500	205,700
Total Prefered Stock (Cost $214,972)		205,700

Short-Term Investment — 38.3%
Money Market Fund — 38.3%
Dreyfus Government Cash Management, Institutional Shares, 0.01% (c)	2,108,968	2,108,968
Total Short-Term Investments (Cost $2,108,968)		2,108,968

Total Investments (Cost $5,137,473(d)) — 101.8%		$5,606,314

Segregated Cash With Brokers — 5.9%		323,014

Total Securities Sold Short (Proceeds $367,555) — (7.0)%		(386,515)

Liabilities in excess of other assets — (0.7)%		(35,525)

NET ASSETS — 100.0%		$5,507,288

SECURITIES SOLD SHORT:
Common Stocks — (1.2)%
Consumer Discretionary — (0.4)%
Amazon.com, Inc. (a)	(70)	(21,085)

Consumer Staples — (0.5)%
Procter & Gamble Co. (The)	(330)	(26,499)

Telecommunication Services — (0.3)%
Verizon Communications, Inc.	(400)	(19,792)

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Fusion Fund	July 31, 2013 (Unaudited)

Security Description	Contracts	Value ($)
SECURITIES SOLD SHORT:
Common Stocks — (1.2)% (Continued)
Total Common Stocks (Proceeds $(66,896))		(67,376)

Equity Options — 0.0% (e)
Call Options— 0.0% (e)
Energy Select Sector 8/17/13 Exercise Price $82.00 (a)	(6)	(906)
SPDR S&P 500 ETF Trust 8/09/13 Exercise Price $168.00 (a)	(3)	(582)
Total Equity Options (Proceeds $(1,044))		(1,488)

	Shares
Investment Companies — (5.8)%
Guggenheim S&P 500 Equal Weight ETF	(1,400)	(90,608)
iShares Russell 2000 Index Fund ETF	(1,300)	(134,771)
Powershares QQQ ETF Trust Series 1	(550)	(41,674)
SPDR S&P 500 ETF Trust	(300)	(50,598)
Total Investment Companies (Cost $(299,615))		(317,651)

Total Securities Sold Short (Proceeds $(367,555)) — (7.0)%		$(386,515)

(a) Non-income producing security.

(b) Foreign security incorporated outside the United States.

(c) Represents the 7 day yield at 7/31/13.

(d) See Notes to Schedules of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.

(e) Rounds to less than 0.05%.

Summary of Abbreviations
ADR — American Depositary Receipt
ETF — Exchange-Traded Fund
REIT — Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Long Positions
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$3,083,663	$-	$-	$3,083,663
Equity Options	2,282	-	-	2,282
Investment Companies	205,701	-	-	205,701
Preferred Stock	205,700	-	-	205,700
Short-Term Investments	2,108,968	-	-	2,108,968
Total Investments	$5,606,314	$-	$-	$5,606,314

Short Positions
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$(67,376)	$-	$-	$(67,376)
Equity Options	(1,488)	-	-	(1,488)
Investment Companies	(317,651)	-	-	(317,651)
Total Investments	$(386,515)	$-	$-	$(386,515)

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Dynamic Conservative Plus Fund	July 31, 2013 (Unaudited)

Security Description	Shares	Value ($)
Investment Companies — 92.8%
iShares Barclays 20+ Year Treasury Bond Fund	1,851	199,353
iShares Barclays 3-7 Year Treasury Bond Fund	882	106,704
iShares Barclays 7-10 Year Treasury Bond Fund	349	35,598
iShares Barclays MBS Bond Fund	1,694	177,938
iShares Gold Trust (a)	5,518	70,961
iShares iBoxx $ High Yield Corporate Bond Fund	768	71,409
iShares iBoxx Investment Grade Corporate Bond Fund	1,553	177,850
iShares JPMorgan USD Emerging Markets Bond Fund	977	106,786
iShares MSCI Japan Index Fund	12,646	141,888
Market Vectors Agribusiness ETF	4,257	212,041
Market Vectors Emerging Markets Local Currency Bond ETF	3,274	80,049
SPDR Barclays Convertible Securities ETF	6,388	284,521
SPDR Barclays International Treasury Bond ETF	3,096	178,175
SPDR DB International Government Inflation-Protected Bond ETF	3,041	177,534
SPDR Energy Select Sector Fund ETF	2,604	214,700
SPDR S&P 500 ETF Trust	2,980	502,607
Vanguard MSCI Emerging Markets ETF	7,234	282,705
Vanguard MSCI European ETF	6,215	321,937
Vanguard REIT ETF	3,032	210,239
Total Investment Companies (Cost $3,594,738)		3,552,995

Short-Term Investments — 8.6%
Money Market Fund — 8.6%
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	329,632	329,632
Total Short-Term Investments (Cost $329,632)		329,632

Total Investments (Cost $3,924,370(c)) — 101.4%		$3,882,627

Liabilities in excess of other assets — (1.4)%		(52,993)

NET ASSETS — 100.0%		$3,829,634

(a) Non-income producing security.

(b) Represents the 7 day yield at 7/31/13.

(c) See Notes to Schedules of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
ETF — Exchange-Traded Fund
REIT — Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investment at Value	Level 1	Level 2	Level 3	Total
Investment Companies	$3,552,995	$-	$-	$3,552,995
Short-Term Investments	329,632	-	-	329,632
Total Investments	$3,882,627	$-	$-	$3,882,627

See Notes to Schedules of Portfolio Investments

American Independence Funds Trust
Notes to Schedules of Portfolio of Investments
July 31, 2013 (Unaudited)

1. Organization:

The American Independence Funds Trust (the "Trust") was established as a Delaware business trust on October 7, 2004 as Adventus Funds Trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was subsequently renamed on June 10, 2005 as Arrivato Funds Trust. Effective March 2, 2006, the name of the Trust was changed to American Independence Funds Trust in connection with the Trust's reorganization and merger with the former American Independence Funds Trust.

The Trust currently offers eight (8) series, or mutual funds, each with its own investment objectives and strategies. This report contains the schedules of portfolio investments of each of the eight active series (individually, a "Fund"; collectively, the "Funds").

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its schedules of portfolio investments. The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP"). The preparation of schedules of portfolio investments requires management to make estimates and assumptions that affect the amounts reported for the date of the schedules of portfolio investments. Actual results could differ from those estimates.

Investment Valuation

Portfolio securities listed or traded on domestic securities exchanges or the Nasdaq are valued at the market value as of the close of regular trading on the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern Time (“Valuation Time”). If there have been no sales for that day on any exchange or system for a security, the security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded or at the Nasdaq official closing price, if applicable. Debt securities held by a Fund generally are valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Short-term debt investments having maturities of 60 days or less are valued at amortized cost, which approximates fair value. Investments in investment companies are valued at their net asset values as reported by such companies. The differences between cost and fair values of such investments are reflected as unrealized appreciation or depreciation.

Most securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded or at fair value (see description below). Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Securities for which prices from the Funds’ pricing services are not readily available are valued at fair value by American Independence Financial Services, LLC (“American Independence” or the “Adviser”) or the sub-adviser in accordance with guidelines approved by the Trust’s Board of Trustees. For securities traded principally on foreign exchanges, the Funds may use fair value pricing if an event occurs after the close of trading of the principal foreign exchange on which a security is traded, but before calculation of a Fund’s NAV, which a Fund believes affects the value of the security since its last market quotation. Such events may involve situations relating to a single issuer (such as news related to the issuer announced after the close of the principal foreign exchange), or situations relating to sectors of the market or the markets in general (such as significant fluctuations in the U.S. or foreign markets or significant changes in exchange rates, natural disasters, armed conflicts, or governmental actions). In determining whether a significant event has occurred with respect to securities traded principally in foreign markets, the Funds may engage a third party fair value service provider to systematically recommend the adjustment of closing market prices of non-U.S. securities based upon changes in a designated U.S. securities market index occurring from the time of the close of the relevant foreign market and the close of the NYSE.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurements and Disclosures”, establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of July 31, 2013, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included in each Fund’s schedule of portfolio investments, which also includes a breakdown of the Fund’s investments by geographic or industry concentration.

With respect to the Funds, there were no transfers into and out of any level during the current quarter presented. It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

The valuation of a Level 3 security will be dealt with on a case by case basis and will depend upon the circumstances surrounding that security. In determining a fair value, the Funds’ valuation committee will assess a value that they might reasonably expect to receive for a security upon its current sale. Methods for valuing securities may include, but are not limited to, multiple earnings; discount from market of a similar freely traded security; yield to maturity; prior market values of the security; and ratings. To determine the appropriate valuation method, the following general factors are considered: the fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities; the evaluation of the forces which influence the market in which the securities are purchased and sold; and any other relevant factors.

Securities Purchased on a When-issued Basis

Each Fund may purchase securities on a “when-issued” basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund and no interest accrues to the Fund during the period between purchase and settlement.

Securities Sold Short

As a portfolio management strategy, Fusion Fund and may engage in short sales of securities, which result in obligations of the Funds to make a future delivery of a specific security. These obligations are subject to the risk that the security’s market price at the delivery date will exceed the amount of proceeds initially received and that the Fund may be required to purchase the security at prevailing market prices (or deliver the security if owned by the Fund) and thus realize a loss on the transaction. Obligations under short sales are reported as liabilities and are adjusted to the current fair value of the securities to be delivered. Securities sold short are collateralized by cash held with the broker.

Financial Futures Contracts

The Funds, except for the Kansas Tax-Exempt Bond Fund, may enter into financial futures contracts to hedge its interest rate and foreign currency risk. Hedging theoretically reduces market risk, and exposure exists to the extent there is a related imperfect correlation of the price of futures contracts with the underlying interest rate risk.

Investments in financial futures contracts require the Funds to “mark to market” open positions on a daily basis, in order to reflect the change in the market value of the contract at the close of each day’s trading. Accordingly, variation margin is paid or received to reflect daily unrealized gains or losses. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. These investments require initial margin deposits which consist of cash or eligible securities. The details of each Fund’s open futures contracts at July 31, 2013 (where applicable) are contained at the end of that Fund’s Schedule of Portfolio Investments.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

Options Transactions

For hedging purposes, certain Funds (Stock Fund, Strategic Income Fund, Core Plus Fund, U.S. Inflation-Indexed Fund, Fusion Fund, and Dynamic Conservative Plus Fund) may purchase put and call options and write covered put and call options on securities in which each Fund may invest directly and that are traded on registered domestic securities exchanges or that result from separate, privately negotiated transactions (i.e., over-the-counter (OTC) options). The Fusion Fund may also write uncovered options. The writer of a call option, who receives a premium, has the obligation, upon exercise, to deliver the underlying security against payment of the exercise price during the option period. The writer of a put, who receives a premium, has the obligation to buy the underlying security, upon exercise, at the exercise price during the option period.

The Funds may write put and call options on securities only if they are covered, except with respect to Fusion as discussed above, and such options must remain covered as long as the Fund is obligated as a writer. A call option is covered if a Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration if the underlying security is held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A put option is covered if a Fund maintains liquid assets with a value equal to the exercise price in a segregated account with its custodian.

The risk associated with purchasing an option is limited to the premium paid, whether or not the option is exercised. In addition, each Fund bears the risk of a change in the market value of the underlying securities should the counterparty to the option contract fail to perform.

Purchased put and call options are accounted for in the same manner as portfolio securities. Investments in option contracts require the Fund to “mark to market” option contracts on a daily basis, in order to reflect the change in the market value of the contracts at the close of each day’s trading. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of purchased put options are decreased by the premiums paid.

When a Fund writes an option, the premium received by such Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by the Fund on the expiration date as realized gains from options transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, also is treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.

If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund’s selling or buying a security or currency at a price different from the current market value. The details of each Fund’s open options contracts at July 31, 2013 (where applicable) are contained in that Fund’s Schedule of Portfolio Investments.

Investments in Derivatives

The Funds, except for the Kansas Tax-Exempt Bond Fund, may make investments in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivatives also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument.

Investment Transactions

During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period.

3. Concentration of Credit Risk:

The Kansas Tax-Exempt Bond Fund invests primarily in debt obligations issued by the State of Kansas and its respective political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of Kansas specific municipal securities than are municipal bond funds that are not concentrated in these issuers to the same extent.

4. Federal Income Tax Information:

At July 31, 2013, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation) on Investments
Stock Fund	$147,485,286	$23,799,618	$(1,310,857)	$22,488,761
International Alpha Strategies Fund	53,081,157	5,884,932	(1,438,145)	4,446,787
Kansas Tax-Exempt Bond Fund	280,398,206	9,085,439	(6,999,500)	2,085,939
Strategic Income Fund	72,904,260	410,710	(314,368)	96,342
Core Plus Fund	70,120,059	1,424,150	(1,396,748)	27,402
U.S. Inflation- Indexed Fund	370,592,783	1,036,232	(23,300,961)	(22,264,729)
Fusion Fund	5,155,875	571,311	(120,872)	450,439
Dynamic Conservative Plus Fund	4,008,639	52,039	(178,051)	(126,012)

The difference between cost amounts for financial reporting and Federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

5. Subsequent Events:

On August 12, 2013, at the recommendation of American Independence Financial Services, LLC, the investment adviser to the Trust, the Trust’s Board of Trustees (the “Board”) approved the closing and subsequent liquidation of the Dynamic Conservative Plus Fund (the “Fund”). Accordingly, the Fund is expected to cease operations, liquidate its assets, and distribute the liquidation proceeds to shareholders of record on or about September 27, 2013 (the “Liquidation Date”).

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the Schedules of Portfolio Investments and Notes to Schedules of Portfolio Investments were issued. There were no subsequent events to report that would have a material impact on the Funds’ Schedules of Portfolio Investments and Notes to Schedule of Portfolio Investments.

Item 2. Controls and Procedures.

(a)           The Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)           There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)            Certification of principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  American Independence Funds Trust

By (Signature and Title)

/s/ Eric M. Rubin
Eric M. Rubin
President

Date: September 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Eric M. Rubin
Eric M. Rubin
President

Date: September 26, 2013

By (Signature and Title)

/s/ Susan L. Silva
Susan L. Silva
Treasurer

Date: September 26, 2013